Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (926,272)	$ (2,160,394)	$ (7,980,114)	$ (12,019,278)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services			164,990	78,213
Depreciation	0	72,589	238,127	351,403
Option expense	48,277	153,853	(570,991)	(835,723)
Loss on disposal of property and equipment			2,320	1,167
Impairment loss			1,036,467	0
Changes in:
Other current assets	134,231	98,565	405,005	(547,606)
Accounts payable	(79,906)	(186,027)	(361,894)	37,356
Accrued expenses	(197,496)	202,531	(382,187)	(41,436)
Deferred revenue	0	(726,291)	(2,905,165)	443,671
Other long-term assets			8,440	535,208
Net cash used in operating activities	(1,021,166)	(2,545,174)	(9,203,020)	(10,325,579)
Cash flows from investing activities
Proceeds from sale of property & equipment	50,000
Proceeds from sale of property & equipment		(485)	(1,221)	(92,333)
Net cash provided/(used) in investing activities	50,000	(485)	(1,221)	(92,333)
Cash flows from financing activities
Common stock and warrants sold for cash, net of offering costs	413,662	0	276,912	13,282,035
Cash generated from exercise of warrants			57,985	4,410
Repurchase of fractional shares			0	(5,028)
Note payable - insurance	(64,771)	(55,144)	(186,706)	(186,114)
Payment of deferred offering cost	0	(27,512)	(82,762)	0
Net cash provided by financing activities	348,891	(82,656)	65,429	13,095,303
Net change in cash and cash equivalents	(622,275)	(2,628,315)	(9,138,812)	2,677,391
Cash and cash equivalents at beginning of period	3,444,952	12,583,764	12,583,764	9,906,373
Cash and cash equivalents at end of period	2,822,677	9,955,449	3,444,952	12,583,764
Cash paid for:
Income tax	0	0	0	0
Interest	1,182	1,371	3,314	2,315
Non-cash transactions:
Insurance premium financed through issuance of notes			$ 195,004	$ 184,787
Unpaid deferred offering cost	$ 0	$ 8,395